Warrant liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Warrant liabilities	Warrant liabilitiesAs a result of the Business Combination, the Company assumed, as of the Closing Date, Public Warrants to purchase an aggregate of 11,500,000 shares of our common stock and Private Placement Warrants to purchase an aggregate of 5,833,333 shares of our common stock. Each whole Warrant entitles the holder to purchase one share of common stock at a price of $11.50.
The Warrants became exercisable commencing on December 4, 2021, which is one year from the closing of the initial public offering of Capitol; provided, that we maintain an effective registration statement under the Securities Act of 1934, as amended (the “Securities Act”), covering our common stock.
Redemption of Public Warrants when the price per share of our common stock equals or exceeds $18.00
The Company may call the Public Warrants for redemption:
•in whole and not in part;
•at a price of $0.01 per Public Warrant;
•upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder; and
•if, and only if, the last reported sale price of our common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of common stock and equity-linked securities as described above) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the Public Warrant holders.
The Company will not redeem the Public Warrants as described above unless a registration statement under the Securities Act covering the issuance of the shares of common stock issuable upon a cashless exercise of the Public Warrants is then effective and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period, except if the Public Warrants may be exercised on a cashless basis and such cashless exercise is exempt from registration under the Securities Act.
Redemption of Public Warrants when the price per share of our common stock equals or exceeds $10.00
The Company may redeem the outstanding Public Warrants:
•in whole and not in part;
•at $0.10 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their Public Warrants prior to redemption and receive a number of shares based on the redemption date and the “fair market value” of common stock except as otherwise described below;
•if, and only if, the last reported sale price of our common stock equals or exceeds $10.00 per share (as adjusted per stock splits, stock dividends, reorganizations, reclassifications, recapitalizations and the like and for certain issuances of common stock and equity-linked securities as described above) on the trading day prior to the date on which the Company sends the notice of redemption to the Public Warrant holders; and
•if, and only if, the last reported sale price of common stock is less than $18.00 per share (as adjusted for stock for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of common stock and equity-linked securities), the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Beginning on the date the notice of redemption is given until the Public Warrants are redeemed or exercised, holders may elect to exercise their Public Warrants on a cashless basis. The “fair market value” of our common stock will mean the volume-weighted average price of our common stock for the ten trading days immediately following the date on which the notice of redemption is sent to the holders of Public Warrants. In no event will the
Public Warrants be exercisable in connection with this redemption feature for more than 0.361 shares of common stock per Public Warrant (subject to adjustment).
The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants, (i) subject to limited exceptions, are not redeemable by us, (ii) may be exercised for cash or on a cashless basis and (iii) are entitled to registration rights (including the shares of our common stock issuable upon exercise of the Private Placement Warrants), in each case, so long as they are held by the initial purchasers or any of their permitted transferees (as further described in the warrant agreement, dated as of December 1, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). If the Private Placement Warrants are held by holders other than the initial purchasers or any of their permitted transferees, they will be redeemable by us and exercisable by the holders on the same basis as the Public Warrants.
On September 3, 2021, the Company filed a Registration Statement on Form S-1 (No. 333-258942), as amended, with the SEC (which was declared effective on September 8, 2021), which related to, among other things, the issuance of an aggregate of up to 17,333,333 shares of common stock issuable upon the exercise of the Warrants. As of December 31, 2021, the aggregate values of the Public and Private Warrants were $10.9 million and $5.5 million, respectively, representing Warrants outstanding to purchase 11,500,000 shares and 5,833,333 shares, respectively, of our common stock. The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of Warrants and Sponsor Covered Shares liabilities in the consolidated statements of operations.